Summary of Significant Accounting Policies (Schedule of Deferred Membership Fee Revenue) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Summary of Significant Accounting Policies (Schedule of Deferred Membership Fee Revenue) [Abstract]
Deferred Membership Fee Revenue	$ 641	$ 575	$ 559	$ 542
Cash Received From Members	1,249	1,133	1,111
Membership Fee Revenue Recognized	$ 1,183	$ 1,117	$ 1,094